UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)
                                    ________


                               101 Federal Street
                                Boston, MA 02110
              (Address of principal executive offices) (Zip code)

                                SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2014

                    DATE OF REPORTING PERIOD: JULY 31, 2014

ITEM 1.      SCHEDULE OF INVESTMENTS



THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  JULY 31, 2014
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.5%++
--------------------------------------------------------------------------------
                                                          Shares       Value
                                                          ------       -----
CONSUMER DISCRETIONARY -- 12.1%
     Cinemark Holdings                                    2,040    $   66,912
     Gentherm *                                             650        27,203
     Krispy Kreme Doughnuts *                             4,700        71,957
     LIN Media, Cl A *                                    6,725       173,572
     MDC Partners, Cl A                                   8,560       176,507
     Performance Sports Group *                           3,600        58,500
     Six Flags Entertainment                              3,590       137,210
                                                                      -------
                                                                      711,861
                                                                      -------
CONSUMER STAPLES -- 2.3%
     Calavo Growers                                       2,150        74,153
     Lancaster Colony                                       700        61,145
                                                                      -------
                                                                      135,298
                                                                      -------
ENERGY -- 6.1%
     Bonanza Creek Energy *                               2,275       127,536
     Triangle Petroleum *                                 7,780        84,024
     World Fuel Services                                  3,350       143,883
                                                                      -------
                                                                      355,443
                                                                      -------
FINANCIALS -- 30.4%
     BGC Partners, Cl A                                   8,150        63,815
     Cardinal Financial                                   3,550        62,693
     Columbia Banking System                              3,830        97,627
     EPR Properties REIT                                  1,675        90,282
     Hersha Hospitality Trust, Cl A REIT                 15,950       105,429
     Howard Hughes *                                      1,320       191,954
     Medical Properties Trust REIT                       11,725       157,819
     Nelnet, Cl A                                         1,700        70,091
     PacWest Bancorp                                      4,413       183,890
     Physicians Realty Trust REIT                         5,500        77,440
     Regional Management *                                3,590        58,373
     Starwood Property Trust REIT                         3,100        73,160
     Starwood Waypoint Residential Trust REIT *           1,135        29,839
     Two Harbors Investment REIT                         24,175       247,310
     United Financial Bancorp                             8,751       110,963

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  JULY 31, 2014
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         Shares       Value
                                                         ------       -----
FINANCIALS -- CONTINUED
     Winthrop Realty Trust REIT                          11,150   $   168,031
                                                                  -----------
                                                                    1,788,716
                                                                  -----------
HEALTH CARE -- 5.9%
     Globus Medical, Cl A *                               3,830        85,409
     Ligand Pharmaceuticals *                             2,475       121,696
     Omnicell *                                           1,080        29,592
     Trinity Biotech ADR                                  4,725       109,762
                                                                  -----------
                                                                      346,459
                                                                  -----------
INDUSTRIALS -- 14.0%
     Aerovironment *                                        400        12,596
     CBIZ *                                              15,800       128,928
     Kaman                                                4,070       162,840
     KAR Auction Services                                 6,825       200,041
     Roadrunner Transportation Systems *                  6,200       155,868
     Teledyne Technologies *                              1,795       163,704
                                                                  -----------
                                                                      823,977
                                                                  -----------
INFORMATION TECHNOLOGY -- 18.8%
     ACI Worldwide *                                      6,492       121,660
     Atmel *                                             10,100        82,820
     Belden                                                 600        40,740
     Convergys                                            7,425       143,971
     Conversant *                                         1,550        36,224
     IAC                                                  2,275       152,880
     InterDigital                                         3,670       161,810
     j2 Global                                            3,000       146,760
     PDF Solutions *                                      3,850        73,766
     Progress Software *                                  3,950        91,561
     Synaptics *                                            700        50,561
                                                                   ----------
                                                                    1,102,753
                                                                   ----------
MATERIALS -- 5.9%
     Innospec                                             2,935       118,016
     Silgan Holdings                                      3,830       188,513
     US Antimony *                                       26,835        41,594
                                                                   ----------
                                                                      348,123
                                                                   ----------

THE ADVISORS' INNER CIRCLE FUND II                                CARDINAL SMALL
                                                                  CAP VALUE FUND
                                                                  JULY 31, 2014
                                                                  (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                         Shares       Value
                                                         ------       -----

TELECOMMUNICATION SERVICES -- 1.0%
     Boingo Wireless *                                    4,190     $  25,601
     Premiere Global Services *                           2,400        31,440
                                                                    ---------
                                                                       57,041
                                                                    ---------
     TOTAL COMMON STOCK
     (Cost $5,861,311)                                              5,669,671
                                                                    ---------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT(A) -- 3.8%
--------------------------------------------------------------------------------
     SEI Daily Income Trust Government Fund, 0.020%
       (Cost $226,136)                                  226,136       226,136
                                                                  -----------
TOTAL INVESTMENTS -- 100.3%
     (Cost $6,087,447)+                                           $ 5,895,807
                                                                  ===========





      Percentages are based on Net Assets of $5,876,414.
*     Non-income producing security.
++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(A)   The reporting rate is the 7-day effective yield as of July 31, 2014.


ADR - American Depositary Receipt
Cl - Class
REIT - Real Estate Investment Trust


As of July 31, 2014, all of the Fund's investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended July 31, 2014, there were no Level 3 investments.


+ At July 31, 2014, the tax basis cost of the Fund's investments was $6,087,447, and the unrealized appreciation and depreciation were $143,893 and $(335,533) respectively.

      For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.





CAR-QH-001-0100

ITEM 2.      CONTROLS AND PROCEDURES

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.       EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund II


By (Signature and Title)                  /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie
                                          President

Date: September 23, 2014


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Michael Beattie
                                          --------------------------------------
                                          Michael Beattie
                                          President

Date: September 23, 2014

By (Signature and Title)                  /s/ Rami Abdel-Rahman
                                          --------------------------------------
                                          Rami Abdel-Rahman
                                          Treasurer, Controller & CFO

Date: September 23, 2014